Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Term Classification [Line Items]
Insurance recoveries for property damage, rebuild, business interruption and clean-up costs	$ 630	$ 468
Long-term receivables(1)	489	319
Precious metals	22	23
Other	13	18
Other non-current assets	524	360
Later than one year
Term Classification [Line Items]
Receivables and payables related to insurance contracts	$ 435	$ 253